Note 30 - Income Tax - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
On profits for the year	$ 4,615,088	$ 4,845,682	$ 4,529,365
Prior year income tax adjustments	(20,967)	0	0
Total current income tax expense	4,594,121	4,845,682	4,529,365
On temporary differences	(4,252,770)	(6,156,496)	(1,013,375)
Income tax expense (benefit)	$ 341,351	$ (1,310,814)	$ 3,515,990